RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Trade accounts receivable	$ 74		$ 26
Trade accounts payable	32
Cost of revenues		[1]	3,402	[1]	3,287	[1]
Selling, general and administrative expenses	$ 302		$ 52
Percentage of raw material costs			23.10%		24.50%

[1]	The Company's purchases from such supplier accounted for 23.1% and 24.5% of its raw material costs in 2013 and 2012, respectively.